Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties that had Transactions or Balances with the Group	The related parties that had transactions or balances with the Group in 2023, 2024 and 2025 consisted of:
Related Party	Nature of the party	Relationship with the Group
Alex S. Xu	Individual	Founder and CEO
Hui Xu	Individual	Brother of Alex S. Xu
Wen Qi	Individual	Quality Control Manager
GTI	Investment holding	Shareholder of the Group, controlled by Alex S. Xu
Shanghai Aotao Industrial Co., Ltd (“Aotao”)	Restaurant management	Controlled by GTI
Getao Industrial (HK) Limited. (“Getao”)	Restaurant management	Controlled by GTI
Beifu HK	Restaurant management	Controlled by GTI
Shanghai Geyi Catering Management Co., Ltd. (“Geyi”)	Restaurant management	Controlled by GTI
Napa Infinity Winery (Shanghai) Inc. (“Napa”)	Wine distributor	Controlled by Hui Xu
Woyaojiu Information Technology (Shanghai) Co.,Ltd. (“Woyaojiu”)	Wine distributor	Controlled by Hui Xu
Yibon	Hotel management	Equity investee of the Group
Shanxi Hanyuanbaili Hotel Management Co., Ltd. (“Hanyuan”)	Hotel management	Equity investee of the Group
Shanxi Yueyuanbaili Hotel Management Co., Ltd. (“Yueyuan”)	Hotel management	Equity investee of the Group
Wuhan Jiangxia Deep Sleep Hotel Co. Ltd. (“Jiangxia WM”)	Hotel management	Equity investee of the Group
Apex (Weihai) Industrial Co., Ltd. (“Apex”)	Construction	Controlled by Hui Xu
Anhui Aoyang Daling Canyon Beverage Co. Ltd. (“Aoyang”)	Drinking-water manufacturing	Equity investee of the Group
Geweimei Biotechnology (Wuxi) Co., Ltd. (“Geweimei”)	Food manufacturing	Controlled by GTI
Shanghai Xiaoyi Health Services Co., Ltd. (“Xiaoyi”)	Care service provider	Controlled by GTI
Wiselong	IT consulting	Equity investee of the Group

Schedule of Related Parties

Due from related parties:

	As of December 31
	2024	2025	2025
	RMB	RMB	USD
Current:
Yibon (i)	6,920,600	6,304,000	901,460
Hanyuan (ii)	6,732,977	6,623,958	947,213
Wen Qi (iii)	2,360,000	2,360,000	337,476
Yueyuan (ii)	640,000	135,995	19,447
Aotao (iv)	270,067	270,067	38,619
Jiangxia WM (vi)	858,000	123,000	17,589
Others (iv)	4,590,246	3,558,003	508,788
Less: credit losses	(531,961)	(531,961)	(76,070)
Total	21,839,929	18,843,062	2,694,522

Non-current:
Apex (v)	110,000,000	110,000,000	15,729,791
Total	110,000,000	110,000,000	15,729,791

(i).	Current amounts due from Yibon mainly comprised of a loan repayable on demand with an interest rate of 6% per annum with pledge of one Yibon’s leased-and-operated hotel.

(ii).	Current amounts due from Hanyuan and Yueyuan are loans to them, who are the equity investees of the Group, for hotel improvement.

(iii).	Current amounts due from Wen Qi is a loan with a principal of RMB 2,360,000 (USD 337,476) with an interest rate of 7.9% per annum.

(iv).	The current amounts mainly consisted of accounts receivable due to daily operations with the related parties which were unsecured, interest free, and repayable upon demand.

(v).	Noncurrent amount due from a related party comprised of RMB 110,000,000 (USD 15,729,791) prepayments made by the Group to Apex to acquire a building for hotel business development. The Group has formally signed the purchase agreement with Apex, and the building was pledged to the Group to guarantee the related party’s performance. The prepayment is expected to be settled when the building is transferred to the Group (Note 23).

(vi).	The current amounts due from Jiangxia WM are a loan to the Group’s equity investee for hotel improvements.
	As of December 31,
	2024	2025	2025
	RMB	RMB	USD
Current:
Aotao (i)	13,323,770	14,963,304	2,139,724
Others (ii)	4,138,406	2,554,798	365,331
Total	17,462,176	17,518,102	2,505,055

(i).	Amounts due to Aotao comprised of the payable for advertising service from Aotao and loans from Aotao which were unsecured, interest free, and repayable upon demand.

(ii).	Amounts due to others represent the trade payables due to the normal business operation with related parties which were unsecured, interest free, and repayable upon demand.

Schedule of Related Party Transactions

During the years ended December 31, 2023, 2024 and 2025, related party transactions consisted of the following:

	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Loan to related parties
Loan to Jiangxia WM	-	(858,000)	-	-
Repayment from Jiangxia WM	-	-	735,000	105,104
Repayment from Yueyuan	-	-	504,005	72,072
Repayment from Hanyuan	-	-	109,018	15,589
Repayment from Yibon	-	363,347	232,000	33,176
Interest income from Yibon	465,500	395,694	362,083	51,777
Service provided by related parties	(14,044)	(47,866)	(1,514,452)	(216,564)
Goods purchased from related parties	(2,837,072)	(1,939,754)	(1,309,221)	(187,216)
Service provided to related parties	2,604,417	721,657	5,686,096	813,101
Goods sold to related parties	23,787	19,727	-	-